Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 8.	Property, Plant and Equipment

	December 31,
	2010	2011
	(in thousands)
Land	$10,154	10,154
Building and improvements	17,199	17,737
Machinery	21,195	27,213
Research and development equipment	16,484	17,393
Software	10,267	10,047
Office furniture and equipment	6,463	7,281
Others	10,029	9,881
	91,791	99,706
Accumulated depreciation and amortization	(45,582)	(53,594)
Prepayment for purchases of land and equipment	1,352	11,038
	$47,561	57,150

Depreciation and amortization of these assets for the years ended December 31, 2009, 2010 and 2011, was $11,602 thousand, $11,428 thousand and $10,615 thousand, respectively.